Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (Unaudited)
Note 20:	Quarterly Results of Operations (Unaudited)

	Year Ended December 31, 2013
	Three Months Ended
	December 31	September 30	June 30	March 31

Interest income	$3,139,867	$3,061,017	$2,924,714	$2,952,167
Interest expense	415,265	439,617	454,298	472,091
Net interest income	2,724,602	2,621,400	2,470,416	2,480,076
Provision for loan losses	130,000	10,000	—	30,000
Net interest income after provision for loan losses	2,594,602	2,611,400	2,470,416	2,450,076
Noninterest income	918,665	1,010,359	1,027,808	1,486,038
Noninterest expense	2,650,580	2,564,351	2,467,610	2,484,879
Income before income taxes	862,687	1,057,408	1,030,614	1,451,235
Income tax expense	207,234	271,739	270,539	438,787

Net income	$655,453	$785,669	$760,075	$1,012,448

Basic earnings per share	$0.36	$0.43	$0.41	$0.54
Diluted earnings per share	$0.36	$0.42	$0.41	$0.54

	Year Ended December 31, 2012
	Three Months Ended
	December 31	September 30	June 30	March 31

Interest income	$3,089,887	$3,191,157	$3,228,298	$3,281,891
Interest expense	530,349	577,505	587,610	607,536
Net interest income	2,559,538	2,613,652	2,640,688	2,674,355
Provision for loan losses	120,000	120,000	170,000	80,000
Net interest income after provision for loan losses	2,439,538	2,493,652	2,470,688	2,594,355
Noninterest income	1,232,387	1,359,673	1,185,783	1,104,385
Noninterest expense	2,642,551	2,405,602	2,510,695	2,417,102
Income before income taxes	1,029,374	1,447,723	1,145,776	1,281,638
Income tax expense	254,015	417,870	298,713	366,889

Net income	$775,359	$1,029,853	$847,063	$914,749

Basic earnings per share	$0.40	$0.55	$0.45	$0.49
Diluted earnings per share	$0.40	$0.55	$0.45	$0.49